Schedule of Investments
May 31, 2021 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.22%

Aerospace/Aircraft/Defense - 3.89%
The Boeing Co.	5,085	1,256,097
Raytheon Technologies Corp.	28,491	2,527,437

		3,783,534
Auto Parts-Retail/Wholesale - 1.52%
Genuine Parts Co.	11,265	1,477,067

Banks-Money Center - 5.11%
Bank of America Corp.	42,341	1,794,835
Truist Financial Corp.	21,665	1,338,464
US Bancorp	30,320	1,842,850

		4,976,149
Beverages-Alcoholic/Soft Drink - 2.77%
The Coca-Cola Co.	24,980	1,381,144
PepsiCo, Inc.	8,910	1,318,145

		2,699,289
Biological Products - 0.37%
Gilead Sciences, Inc.	5,520	364,927

Cable & Other Pay Television Services - 1.74%
Comcast Corp. Class A	29,545	1,694,110

Chemicals-Diversified - 2.07%
RPM International, Inc.	21,517	2,012,485

Commercial Services - 1.67%
Ecolab, Inc.	7,576	1,629,446

Communications Equipment - 1.60%
Qualcomm, Inc.	11,580	1,557,973

Containers-Paper/Plastic - 1.19%
Amcor PLC (Jersey)	98,260	1,159,468

Cosmetics & Personal Care - 1.20%
Colgate-Palmolive Co.	13,977	1,170,993

Diversified Operations - 3.21%
3M Co.	6,567	1,333,364
Corning, Inc.	41,167	1,796,116

		3,129,480
Electronic Equipment - 2.25%
Carrier Global Corp.	11,445	525,669
Emerson Electric Co.	17,400	1,665,006

		2,190,675
Electronic-Semiconductors - 1.88%
Intel Corp.	32,030	1,829,554

Financial Services Misc - 2.38%
American Express Co.	4,630	741,402
Paychex, Inc.	15,610	1,578,795

		2,320,197
Food-Misc Preparation - 4.94%
Archer-Daniels-Midland Co.	20,615	1,371,516
Conagra Brands, Inc.	30,397	1,158,126
General Mills, Inc.	14,830	932,214
Hormel Foods Corp.	27,708	1,344,946

		4,806,802
General Household Appliances - 2.17%
Stanley Black & Decker, Inc.	9,753	2,114,450

Healthcare - 1.32%
AbbVie, Inc.	7,837	887,148
UnitedHealth Group, Inc.	955	393,384

		1,280,532
Insurance-Life/Property/Casual - 3.02%
AFLAC, Inc.	22,740	1,288,903
The Travelers Companies, Inc.	10,354	1,653,534

		2,942,437
Leisure Products - 1.20%
Polaris, Inc.	8,866	1,163,397

Leisure Services - 1.35%
The Walt Disney Co. (2)	7,366	1,315,936

Machinery-Constrct/Mining/Farm - 4.44%
Caterpillar, Inc.	8,977	2,164,175
Deere & Co.	5,986	2,161,545

		4,325,720
Machinery-Electrical Eqpmt - 4.14%
Dover Corp.	12,469	1,876,584
Johnson Controls International PLC (Ireland)	10,730	713,974
Tennant Co.	17,448	1,443,648

		4,034,206
Manufacturing - 2.13%
Illinois Tool Works, Inc.	8,933	2,070,312

Medical/Dental-Supplies - 1.85%
Becton Dickinson & Co.	7,455	1,803,290

Medical Instruments/Products - 1.65%
Medtronic PLC (Ireland)	12,720	1,610,225

Medical-Drugs - 5.04%
Abbott Laboratories	14,945	1,743,334
Johnson & Johnson	11,118	1,881,722
Merck & Co., Inc.	9,987	757,913
Pfizer, Inc.	13,590	526,341

		4,909,310
National Commercial Banks - 1.35%
JPMorgan Chase & Co.	7,990	1,312,276

Paper & Paper Products - 1.45%
Kimberly Clark Corp.	10,790	1,409,498

Petroleum Refining - 1.23%
Chevron Corp.	1,901	197,305
Exxon Mobile Corp.	17,200	1,003,964

		1,201,269
Refuse Systems - 1.68%
Waste Management, Inc.	11,610	1,633,295

Retail-Catalog & Mail Order Houses - 0.74%
Amazon.com, Inc. (2)	222	715,522

Retail-Food & Restaurant - 2.11%
Starbucks Corp.	7,578	862,983
Yum! Brands, Inc.	9,925	1,190,702

		2,053,685
Retail-Variety Stores - 1.70%
Costco Wholesale Corp.	4,374	1,654,553

Retail/Wholesale-Bldg Products - 2.02%
The Home Depot, Inc.	6,180	1,970,864

Services-Computer Programming, Data Processing, Etc- 1.49%
Alphabet, Inc. Class A	616	1,451,820

Services-Prepackaged Software - 2.41%
Microsoft Corp.	9,395	2,345,744

Shoes & Related Apparel - 0.97%
Nike, Inc. Class B	6,942	947,305

Soap, Detergent, Cleaning Preparations, perfumes, Cosmetics - 1.62%
The Procter & Gamble Co.	11,693	1,576,801

Telecommunications Services - 1.28%
AT&T, Inc.	30,620	901,147
Verizon Communications, Inc.	6,100	344,589

		1,245,736
Textile-Apparel/Mill Products - 1.23%
VF Corp.	15,000	1,195,800

Transportation-Railroads - 2.15%
Union Pacific Corp.	9,321	2,094,708

Utility-Electric - 4.97%
Dominion Energy, Inc.	9,689	737,720
Duke Energy Corp.	12,931	1,295,945
MDU Resources Group, Inc.	26,040	876,506
NextEra Energy, Inc.	26,296	1,925,393

		4,835,564
Utility-Gas Distribution - 0.85%
National Fuel Gas Co.	15,910	825,570

Utility-Water - 1.84%
Essential Utilities, Inc.	37,545	1,794,651

Total Common Stock	(Cost $ 39,498,842)	94,636,625

Limited Partnerships - 0.88%

Natural Gas Transmissions - 0.51%
Enterprise Products Partners, L.P.	21,000	495,810

Pipe Lines (No Natural Gas) - 0.37%
Magellan Midstream Partners, L.P.	7,300	359,817

Total Limited Partnerships	(Cost $ 777,511)	855,627

Real Estate Investment Trusts - 0.34%

Simon Property Group, Inc.	2,600	334,074

Total Money Market Registered Investment Companies	(Cost $ 268,104)	334,074

Money Market Registered Investment Companies - 1.15%

Fidelity Investments Money Market Funds - Government Portfolio, Class I 0.01% (3)	1,120,680	1,120,680

Total Money Market Registered Investment Companies	(Cost $ 1,120,680)	1,120,680

Total Investments - 99.59%	(Cost $ 41,665,137)	96,947,006

Other Assets less Liabilities - .41%		396,225

Total Net Assets - 100.00%		97,343,231

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$96,947,006	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$96,947,006	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2021.